Notes Payable-Related Party (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 22, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Proceeds from related party		$ 100	$ 30,191	$ 30,291	$ 26,136
Repayments of related party		7,429		27,420	25,747
Notes payable related parties		145,484		$ 147,813	$ 56,133
Senior Management and Board Member [Member]
Proceeds from related party		100
Repayments of related party		7,429
Debt instrument face value	$ 119,000
Debt instrument maturity date	Sep. 22, 2022
Note Holder [Member]
Proceeds from related party	$ 30,191
Repayments of related party	$ 88,809	$ 5,000